Share capital (Details Narrrative)	1 Months Ended			3 Months Ended			9 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares shares	May 25, 2022 shares	Feb. 17, 2021 shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 07, 2024 $ / shares shares	Sep. 30, 2023 USD ($)
Share capital
Share ssued	10,024
Weighted average price per share | $ / shares	$ 3.99
Extension fee | $	$ 40
Consulting share issued												42,157
Share issued price | (per share)					$ 2.15							$ 5.43
Common share issued					5,175,000
Share issuance cost | $					$ 206
Equity raise amount | $					$ 11,789,000	$ 7,620,000		$ 7,620,000		$ 22,334,000	$ 8,585,000		$ 7,146,000
Over allotment option					776,250
Stock Option increased share		6,000,000	4,600,000
Outstanding options					4,700,000
Derivative warrants shares										912,841	912,841
Risk-free interest rate							2.62%	4.02%
Expected volatility							53.46%	55.73%
Expected warrant life							4 months 9 days	1 year 4 months 9 days
Outstanding warrants							13,100,000	2,600,000
Change in derivative warrant liability | $				$ 40,000		62,000	$ 40,000	$ 63,000
Stock-based compensation expense | $				$ 543,000		$ 1,246,000	$ 820,000	$ 1,669,000
Stock Option increased share		4,600,000	3,020,000
Options exercised price | (per share)					$ 5.00				$ 3.05
Outstanding options					23,500,000